Mortgage banking activities -subnote (Details) - GNMA - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Mortgage banking
Loss for previously advanced interest on delinquent loans	$ (10.5)
Bulk loan repurchase
Mortgage banking
Repurchased loans	$ 687.9	$ 688.0